GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Jan. 01, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income (loss)	$ 5,401,961			$ 685,762			$ 18,510,882	$ 1,668,971	$ 2,577,721	$ 2,577,721
Total stockholder's equity (deficit)	6,247,878	$ 5,116,368	$ 2,408,344	1,668,971	$ 982,909	$ 226,779	6,247,878	1,668,971	2,332,086	$ 2,332,086
Net income (loss)	5,401,961	$ 7,310,343	$ 5,798,578	$ 685,762	$ 756,130	$ 227,079	18,510,882	$ 1,668,971	$ 2,577,721
Working capital deficit	$ 5,269,815						$ 5,269,815